Convertible Notes (10Q) (Details Narrative) - Content Checked Holdings, Inc [Member] - USD ($)	Jun. 30, 2015	Apr. 15, 2015	May. 05, 2014
Unsecured Bridge Notes [Member] | Buyside Equity Partners LLC [Member]
Unsecured convertible promissory notes principal		$ 45,000
Convertible promissory notes interest percentage		5.00%
Unsecured Bridge Notes [Member] | August 2014 And April 2015 [Member]
Unsecured convertible promissory notes principal	$ 1,503,450
Convertible promissory notes interest percentage	5.00%
Conversion price per share	$ 0.45
Secured Bridge Note [Member]
Convertible promissory notes interest percentage			5.00%
Secured convertible promissory notes principal			$ 250,000
Conversion price per share			$ 0.40